Shareholders' Equity (Details) - Schedule of RSUs under the company’s 2013 Share Option Plan - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Shareholders' Equity (Details) - Schedule of RSUs under the company’s 2013 Share Option Plan [Line Items]
Number of RSUs, Outstanding, beginning balance	551,175
Weighted average remaining contractual term (in years), Outstanding, beginning balance	1 year 6 months 3 days
Aggregate intrinsic value, Outstanding, beginning balance (in Dollars) | $	$ 5,732
Number of RSUs, Granted	782,350
Number of RSUs, Vested	(223,730)
Number of RSUs, Cancelled	(60,866)
Number of RSUs, Outstanding, ending balance	1,048,929
Weighted average remaining contractual term (in years), Outstanding, ending balance	1 year 6 months 14 days
Aggregate intrinsic value, Outstanding, ending balance (in Dollars) | $	$ 13,689